Related Party Transactions	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Related Party Transactions [Abstract]
Related party transactions
3	Valent Technologies LLC agreement

On September 30, 2014, the Company entered into an exchange agreement (the “Exchange Agreement”) with Valent Technologies, LLC (“Valent”), an entity owned by Dr. Dennis Brown, the Company’s Chief Scientific Officer and director, and DelMar (BC). Pursuant to the Exchange Agreement, Valent exchanged its loan payable in the outstanding amount of $278,530 (including aggregate accrued interest to September 30, 2014 of $28,530), issued to Valent by DelMar (BC), for 278,530 shares of the Company’s Series A Preferred Stock.

Effective September 30, 2014, the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share and are not convertible into common stock. The holder of the Series A Preferred Stock will be entitled to dividends at the rate of 3% of the Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

For the three months ended December 31, 2014, the Company accrued $2,089 related to the dividend payable to Valent. The dividend has been recorded as a direct increase in accumulated deficit and was paid subsequent to December 31, 2014. For the three months ended December 31, 2013 the Company accrued $2,044 in interest on its loan payable with Valent.

For the six months ended December 31, 2014, the Company accrued $2,089 related to the dividend payable to Valent and $2,091 related to interest from June 30, 2014 to September 30, 2014 when the loan was converted to preferred shares. The dividend of $2,089 has been recorded as a direct increase in accumulated deficit while the $2,091 has been recorded as interest expense. For the six months ended December 31, 2013 the Company accrued $4,073 in interest expense on its loan payable with Valent.

10	Related party transactions

During the six months ended June 30, 2014

The Company paid total cash compensation to its officers of $192,000.

Included in accounts payable and accrued liabilities at June 30, 2014 is an aggregate amount owing of $54,960 to the Company’s officers and directors for fees and expenses. The Company pays related party payables incurred for fees and expenses under normal commercial terms.

The Company also has a loan payable of $276,439, including aggregate accrued interest of $26,439, due to Valent (note 5). The Company accrued $4,067 on this during the six months ended June 30, 2014. One of the directors and officers of the Company is also a Principal of Valent. As a result of the Company not expecting to repay Valent within the next twelve months, the balance of the loan and accrued interest has been disclosed as a long-term liability.

The Company recorded $48,500 in directors’ fees.

During the six months ended June 30, 2013

The Company paid total cash compensation to its officers of $220,704.

The Company accrued $3,947 on its loan payable to Valent.

On January 25, 2013, in connection with the Reverse Acquisition (note 4), the Company issued to Valent 1,150,000 shares of common stock in exchange for Valent reducing certain future royalties under the Assignment Agreement (note 9(g)). As a result of the share issuance, the Company has recognized an expense of $598,000 for the six months ended June 30, 2013.

The Company recognized $15,000 in directors’ fees.

During the year ended December 31, 2013

The Company paid total cash compensation to its officers of $454,549.

Included in accounts payable and accrued liabilities at December 31, 2013 is an aggregate amount owing of $65,023 to the Company’s officers and directors for fees and expenses. The Company pays related party payables incurred for fees and expenses under normal commercial terms.

Included in related party payables at December 31, 2013 is an amount of $44,007 relating to clinical development costs incurred by Valent on behalf of the Company. Additionally, the Company also has a loan payable of $272,372, including accrued interest of $22,372, due to Valent (note 4). One of the directors and officers of the Company is also a Principal of Valent. As a result of the Company not expecting to repay Valent within the next twelve months, the balance of the loan and accrued interest has been disclosed as a long-term liability.

On January 25, 2013, in connection with the Reverse Acquisition (note 4), the Company issued to Valent 1,150,000 shares of common stock in exchange for Valent reducing certain future royalties under the Assignment Agreement (note 9(g)). As a result of the share issuance the Company has recognized an expense of $598,000 for the year ended December 31, 2013.

The Company granted an aggregate 1,410,000 stock options at an exercise price of $1.05 to its officers and directors (note 9).

The Company recognized $44,333 in directors’ fees.

During the year ended December 31, 2012

Pursuant to consulting agreements with the Company’s officers and directors the Company paid a total of $27,022 (CA$27,000) per month to its officers and directors during the year. Under two of these agreements the directors have elected to receive a portion of their aggregate compensation in the form of units. The Company issued 360,000 units for a total amount of $180,144. The units issued relate to an amount of $15,012 (CA$15,000) per month from January to December 2012 inclusive. All of the units were issued in February 2012. The Company has recognized $180,144 in services for the year ended December 31, 2012. Of the $180,144, $60,389 has been recognized as general and administrative and $119,755 has been recognized as research and development.

Additionally, under the consulting agreements the Company has paid its officers and directors cash compensation totaling an aggregate $12,006 (CA$12,000) per month. An amount of $144,072 (CA$144,000) has been paid in cash to the two individuals for the year ended December 31, 2012.

Included in related party payables at December 31, 2012 is an aggregate amount owing of $133,658 to the Company’s directors in relation to their respective consulting agreements and for reimbursable expenses.

Also included in related party payables December 31, 2012 is an amount of $314,119 relating to clinical development costs incurred by Valent on behalf of the Company. On April 30, 2012, Valent was issued 500,000 common shares for partial settlement of the Company’s accounts payable balance with Valent. The total settlement amount was $253,050. Additionally, the Company has a loan payable, including accrued interest, of $264,352 due to Valent (note 5).

Through a Company owned by one of the Company’s directors, a $25,000 retainer was paid pursuant to the unit financing completed by the Company (note 9). The $25,000 is included in accounts payable and accrued liabilities at December 31, 2012.

The Company granted an aggregate 450,000 stock options at an exercise price of $0.47 (CA$0.50) to its directors (note 9).

The Company transferred a total of 1,390,625 shares from the DelMar Employee Share Purchase Trust to the Company’s directors (note 9).